Net Income Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net income	$ 3,240	20,107	63,656	58,937
Denominator:
Weighted average number of ordinary shares outstanding-basic	44,423,885	44,423,885	44,910,676	46,297,314
Dilutive effect of share options	966,924	966,924	917,246	1,445,784
Weighted average number of ordinary shares outstanding-diluted	45,390,809	45,390,809	45,827,922	47,743,098
Basic net income per share (in CNY per share)	$ 0.07	0.45	1.42	1.27
Diluted net income per share (in CNY per share)	$ 0.07	0.44	1.39	1.23
Potentially dilutive share options and restricted shares not included in the calculation of diluted net income per share	120,758	120,758	296,857	1,012,007
Ordinary shares issued to depository for issuance of ADS upon exercise of options	592,097	592,097	339,366